Property, Plant and Equipment	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
7. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following components:

			Machinery
			and	Construction
(Millions of US dollars)	Land	Buildings	Equipment	In Progress[1]	Total

Balance at 31 March 2009:
Cost	18.0	201.6	826.2	51.6	1,097.4
Accumulated depreciation	–	(47.3)	(349.3)	–	(396.6)

Net book value	$18.0	$154.3	$476.9	$51.6	$700.8

Changes in net book value:
Capital expenditures	0.1	3.6	30.0	16.8	50.5
Depreciation	–	(9.7)	(52.0)	–	(61.7)
Other movements	–	–	20.7	(20.7)	–
Foreign currency translation adjustments	–	–	21.0	–	21.0

Total changes	0.1	(6.1)	19.7	(3.9)	9.8

Balance at 31 March 2010:
Cost	$18.1	$205.2	$897.9	$47.7	$1,168.9
Accumulated depreciation	–	(57.0)	(401.3)	–	(458.3)

Net book value	18.1	148.2	496.6	47.7	710.6

Changes in net book value:
Capital expenditures	0.2	4.4	58.9	(13.2)	50.3
Retirements and sales	–	–	(0.7)	–	(0.7)
Depreciation	–	(9.5)	(53.4)	–	(62.9)
Foreign currency translation adjustments	–	–	10.4	–	10.4

Total changes	0.2	(5.1)	15.2	(13.2)	(2.9)

Balance at 31 March 2011:
Cost	18.3	209.6	966.5	34.5	1,228.9
Accumulated depreciation	–	(66.5)	(454.7)	–	(521.2)

Net book value	$18.3	$143.1	$511.8	$34.5	$707.7

[1]	Construction in progress consists of plant expansions and upgrades.

Depreciation expense for the year ended 31 March 2011 was US$62.9 million. Included in property, plant and equipment are restricted assets of the AICF with a net book value of US$2.4 million and US$2.3 million as of 31 March 2011 and 2010.